LAW OFFICES OF

DERENTHAL & DANNHAUSER LLP

LAKE MERRITT PLAZA

1999 HARRISON STREET, 26TH FLOOR

OAKLAND, CALIFORNIA 94612

(510) 350-3070

FACSIMILE: (510) 834-8309

February 14, 2014

VIA EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Re:         WNC Housing Tax Credit Fund IV, L.P., Series 2

File No. 000-28370

Dear Sir or Madam:

On behalf of the above-referenced registrant enclosed please find preliminary proxy materials for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934. The registrant expects to release definitive materials to securities holders on February 24, 2014.

Very truly yours,

/s/ PAUL G. DANNHAUSER

Paul G. Dannhauser